Prepaid expenses and other assets (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Costs incurred for the issuance of shares		R$ 0	R$ 5,159	[1]
Other receivables		15,640	11,166
Advance payments	[2]	16,466	515
Others		2,955	1,763
Balance not yet received related to sale of interest in Tradimus		35,060	18,603
Current		30,286	18,019
Non-current		R$ 4,774	R$ 584

[1]	Refers mainly to legal and accounting advisory.
[2]	Refers mainly to insurance policy paid in advance that amounts R$15,065 and to social benefits paid in advance to employees